Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations
Summary of result from completion of sale transaction
Total amount of the Cabotagem purchase and sale agreement.	715,378
Debt balance in the reference statement of financial position	(520,553)
Operation sale price	194,825
Preliminary adjustments to working capital and net debt	(1,954)
Cost on the investment write-off	(317,635)
Realization of valuation adjustment in subsidiaries	(98,062)
Reversal of impairment (1)	72,812
Gain on disposal of investments before the effect of cessation of depreciation	(150,014)
Cessation of depreciation	(15,150)
Gain on disposal of investments after the effect of depreciation	(165,164)
Deferred income and social contribution taxes	(24,756)
Gain on disposal of investments, net	(189,920)

(1)	Hidrovias performed the impairment test on the assets and identified a difference between the transaction value and the carrying amount of the assets. Since the acquisition of control in May 2025, it recognized in the statement of income the amount net of income tax of R$ 48,056 related to the impairment, even in the absence of evidence of operational deterioration of the assets. The impairment of the assets was attributed entirely to the goodwill and the remainder was attributed to other Hidrovias assets.

Schedule of profit (loss) for the year and cash flows from discontinued operations

b. The results for the year and cash flows from discontinued operations as of December 31, 2025 are shown below:

Final balance as of December 31, 2025 (1)
Net revenue from sales and services	108,401
Cost of services sold	(69,582)
Gross profit	38,819
Operating income (expenses)
General and administrative	(2,553)
Other operating income (expenses)	8,353
Gain (loss) on disposal of assets	(237,976)
Operating income (loss) before financial result and taxes	(193,357)
Financial income	5,610
Financial expenses	(6,229)
Financial result, net	(619)
Operating income (loss) before income and social contribution taxes	(193,976)
Income and social contribution taxes
Current	5,834
Deferred	(18,170)
Profit (loss) for the period	(206,312)

Final balance as of 12/31/2025(1)
Net cash provided by operating activities	30,231
Net cash used in investing activities	(34,948)
Net cash used in financing activities	(6,596)
Increase (Decrease) in cash and cash equivalents	(11,313)

(1)	Considers the balances since the acquisition of control in May 2025 according to Note 27.b.